SIGNIFICANT ACCOUNTING POLICIES (Summary of cash, cash equivalents and restricted cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 157,779	$ 107,574	$ 111,121
Long term restricted cash	0	0	600
Cash, cash equivalents and restricted cash	$ 157,779	$ 107,574	$ 111,721	$ 126,698